Allowance for loan losses (Tables)	12 Months Ended
Mar. 31, 2020
Changes in Allowance for Loan Losses, Allowance for Loan Losses and Loans Outstanding Disaggregated on Basis of Impairment Method, by Portfolio Segment
Changes in Allowance for loan losses by portfolio segment for the fiscal years ended March 31, 2018, 2019 and 2020 are shown below:

	Corporate	Retail	Other	Total
	(in millions of yen)
2018
Balance at beginning of fiscal year	407,327	36,923	35,423	479,673

Provision (credit) for loan losses	(123,470)	(7,427)	4,535	(126,362)

Charge-offs	(44,621)	(2,118)	(9,123)	(55,862)
Recoveries	12,924	814	1,482	15,220

Net charge-offs	(31,697)	(1,304)	(7,641)	(40,642)

Others (Note)	(3,088)	—	321	(2,767)

Balance at end of fiscal year	249,072	28,192	32,638	309,902

2019
Balance at beginning of fiscal year	249,072	28,192	32,638	309,902

Provision (credit) for loan losses	31,693	(2,658)	3,424	32,459

Charge-offs	(39,728)	(2,856)	(4,940)	(47,524)
Recoveries	11,019	552	2,532	14,103

Net charge-offs	(28,709)	(2,304)	(2,408)	(33,421)

Others (Note)	847	—	(2,586)	(1,739)

Balance at end of fiscal year	252,903	23,230	31,068	307,201

2020
Balance at beginning of fiscal year	252,903	23,230	31,068	307,201

Provision (credit) for loan losses	155,576	760	(136)	156,200

Charge-offs	(33,971)	(3,840)	(6,547)	(44,358)
Recoveries	26,155	700	1,061	27,916

Net charge-offs	(7,816)	(3,140)	(5,486)	(16,442)

Others (Note)	(5,454)	—	(650)	(6,104)

Balance at end of fiscal year	395,209	20,850	24,796	440,855

Note:	Others includes primarily foreign exchange translation.

The table below presents Allowance for loan losses and loans outstanding by portfolio segment disaggregated on the basis of impairment method at March 31, 2019 and 2020:

	Corporate	Retail	Other	Total
	(in millions of yen)
2019
Allowance for loan losses	252,903	23,230	31,068	307,201

of which individually evaluated for impairment	139,472	2,122	8,933	150,527
of which collectively evaluated for impairment	113,431	21,108	22,135	156,674

Loans (Note)	66,804,088	10,596,994	5,551,008	82,952,090

of which individually evaluated for impairment	539,893	20,886	54,319	615,098
of which collectively evaluated for impairment	66,264,195	10,576,108	5,496,689	82,336,992

2020
Allowance for loan losses	395,209	20,850	24,796	440,855

of which individually evaluated for impairment	231,941	1,704	5,443	239,088
of which collectively evaluated for impairment	163,268	19,146	19,353	201,767

Loans (Note)	71,840,922	10,112,617	5,723,630	87,677,169

of which individually evaluated for impairment	971,153	19,279	44,244	1,034,676
of which collectively evaluated for impairment	70,869,769	10,093,338	5,679,386	86,642,493

Note:	Amounts represent loan balances before deducting unearned income and deferred loan fees.